Other assets	12 Months Ended
Dec. 31, 2021
Other assets.
Other assets
17	Other assets

	12/31/2021	12/31/2020	12/31/2019
Amount receivable from the sale of non-controlling interest in a subsidiary (a)	77,154	109,216	—
Commissions and bonus receivable (b)	142,543	100,509	20,654
Prepaid expenses (c)	159,688	74,140	47,130
Pending settlements (d)	148,995	67,926	7,806
Other Amounts	47,118	45,714	17,662
Early settlement of credit operations	7,524	39,723	52,395
Sundry debtors (e)	71,234	24,580	9,655
Agreements on sales of properties receivable	27,948	24,542	33,988
Tax and contributions to be offset against future amounts payable	51,928	21,960	1,472
Advanced Payment to Third Parties (f)	58,604	10,370	1,258
Exchange Portfolio	—	—	34
Total	792,735	518,681	192,054
(a)	Amounts receivable from the sale of non-controlling interest in a subsidiary consists substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros S.A. (“Wiz”) on May 8, 2019. The purchase and sale contract included cash consideration of BRL 45,000 and contingent consideration to be paid based on Inter Seguros’ EBITDA in 2021, 2022, 2023 and 2024.
(b)	Commissions and bonuses receivable: relates, primarily to the bonus receivable from the business contract signed with Mastercard.
(c)	Prepaid expenses: includes payments for card expenses that involve the generation of economic benefits for Inter, in subsequent period
(d)	Pending settlements: relates, primarily to transactions to be processed by Mastercard, with a value of R$123,527 (2020: R$49,399; 2019: R$1,395), in addition to settlement balances receivable from the B3 exchange of R$25,468 (2020: R$ 15,696; 2019: R$4,427).
(e)	Sundry debtors: relates, primarily to amounts of portability to process, amounts to process from credit cards, chargeback, negotiation and intermediation of amounts and debtors by escrow deposit.
(f)	Advances to third parties: relates, primarily the advance payment of third-party services in the amount of R$ 39,724 (2020: R$ 7,316) advance payment of administrative expenses R$ 17,677 (2020: R$ 2,365) and others advances R$ 1,203 (2020: R$ 688; 2019: R$1,258).